Share-Based Compensation and Equity - Performance Shares Activity (Details) - Performance Shares [Member] - $ / shares shares in Thousands		12 Months Ended
		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Performance Shares
Unvested, Shares, Beginning balance	[1]	542
Unvested, Weighted-average grant-date fair value, Beginning balance	[1]	$ 37.10
Forfeited, Shares		(173)
Forfeited, Weighted-average grant-date fair value		$ 39.63
Granted, Shares	[2]	778
Granted, Weighted-average grant-date fair value		$ 38.07	[2]	$ 29.15	$ 44.25
Unvested, Shares, Ending balance	[1]	1,147		542
Unvested, Weighted-average grant-date fair value, Ending balance	[1]	$ 37.38		$ 37.10
Three year graded vest [Member]
Performance Shares
Granted, Shares		439
Granted, Weighted-average grant-date fair value		$ 35.49

[1]	Non-vested performance shares are based on a maximum potential payout. Actual shares granted at the end of the performance period may be less than the maximum potential payout level depending on achievement of performance share objectives. Performance shares are based on certain annual management objectives, as determined by the Board of Directors.
[2]	The maximum performance shares granted during the year ended December 31, 2014 include 439 thousand shares that vest proportionately over a three-year period and have a weighted-average grant-date fair value of $35.49.